Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Schedule of Property and Equipment

	March 31, 2016	December 31, 2015
	(Unaudited)
Leasehold improvements	$17,149	$17,149
Office equipment	3,260	3,260
Motor vehicle	28,100	-
	48,509	20,409
Accumulated depreciation	(3,114)	(2,207)
Foreign exchange adjustment	(436)	-
	$44,959	$18,202